SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of property and equipment are depreciated using the straight-line method over the estimated useful lives of the assets

Category	Estimated useful life
Property	25-46 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets
Renovation and decoration	3-15 years
Data center equipment	1-20 years
Office equipment	2-8 years
Motor vehicles	2-8 years

Schedule of weighted average useful lives of intangible assets

Purchased software	5 years
Radio spectrum license	15 years
Operating permits*	32.1 years
Customer relationships*	8.3 years
Licenses*	15 years
Supplier relationships*	10 years
Trade names*	20 years
Technology platform*	5 years
Internal use software	3.4 years
Customer contract*	7 years
*	Acquired in the acquisitions of subsidiaries.

Schedule of impairment charges associated with its long-lived assets

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Impairment of property and equipment	—	480,099	—
Impairment of intangible assets	—	15,113	—
Impairment of right-of-use assets	—	11,474	—

Schedule of interest expenses

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Interest expense and amortization cost of 2025, 2026 and 2027 Convertible Notes (Note 17)	58,350	59,429	64,115
Interest expense on bank and other borrowings	172,328	222,918	336,533
Interest expense on finance leases	104,088	90,679	93,264
Total interest costs	334,766	373,026	493,912
Less: Total interest costs capitalized	(61,461)	(60,854)	(92,937)
Interest expense, net	273,305	312,172	400,975